RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Balances
Related party balances as of June 30, 2018 and 2017 (apart from those disclosed elsewhere in these financial statements) consisted of:

	2018	2017

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Schedule of Related Party Transactions
Related party transactions for the years ended June 30, 2018, 2017 and 2016 consisted of:

	For the years ended June 30,
	2018	2017	2016
Share repurchase
Bluesky LLC	$-	$-	$17,464,000

Convertible debt
Bluesky LLC	$-	$-	$8,500,000